Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of components of loan portfolio

The following table summarizes the components of First Guaranty’s loan portfolio as of June 30, 2015 and December 31, 2014:

	June 30, 2015		December 31, 2014
(in thousands except for %)	Balance	As % of Category	Balance	As % of Category
Real Estate:
Construction & land development	$54,847	6.8%	$52,094	6.6%
Farmland	14,997	1.8%	13,539	1.7%
1-4 Family	127,844	15.7%	118,181	14.9%
Multifamily	14,235	1.8%	14,323	1.8%
Non-farm non-residential	310,604	38.2%	328,400	41.5%

Total Real Estate	522,527	64.3%	526,537	66.5%

Non-Real Estate:
Agricultural	27,939	3.5%	26,278	3.3%
Commercial and industrial	220,379	27.1%	196,339	24.8%
Consumer and other	41,448	5.1%	42,991	5.4%

Total Non-Real Estate	289,766	35.7%	265,608	33.5%

Total Loans Before Unearned Income	812,293	100.0%	792,145	100.0%

Unearned income	(1,917)		(1,824)

Total Loans Net of Unearned Income	$810,376		$790,321

Summary of Fixed and Floating Rate Loans by Contractual Maturity, Excluding Nonaccrual Loans

The following table summarizes fixed and floating rate loans by contractual maturity, excluding nonaccrual loans, as of June 30, 2015 and December 31, 2014 unadjusted for scheduled principal payments, prepayments, or repricing opportunities. The average life of the loan portfolio may be substantially less than the contractual terms when these adjustments are considered.

	June 30, 2015
(in thousands)	Fixed	Floating	Total
One year or less	$94,635	$65,980	$160,615
One to five years	281,662	228,096	509,758
Five to 15 years	52,902	36,229	89,131
Over 15 years	32,901	9,159	42,060

Subtotal	$462,100	$339,464	801,564

Nonaccrual loans			10,729

Total Loans Before Unearned Income			812,293
Unearned income			(1,917)

Total Loans Net of Unearned Income			$810,376

	December 31, 2014
(in thousands)	Fixed	Floating	Total
One year or less	$88,686	$72,250	$160,936
One to five years	253,306	225,655	478,961
Five to 15 years	67,012	39,634	106,646
Over 15 years	25,304	8,104	33,408

Subtotal	$434,308	$345,643	779,951

Nonaccrual loans			12,194

Total Loans Before Unearned Income			792,145
Unearned income			(1,824)

Total Loans Net of Unearned Income			$790,321

The following table summarizes fixed and floating rate loans by contractual maturity, excluding nonaccrual loans, as of December 31, 2014 and December 31, 2013 unadjusted for scheduled principal payments, prepayments, or repricing opportunities. The average life of the loan portfolio may be substantially less than the contractual terms when these adjustments are considered.

	December 31, 2014
(in thousands)	Fixed	Floating	Total
One year or less	$88,686	$72,250	$160,936
One to five years	253,306	225,655	478,961
Five to 15 years	67,012	39,634	106,646
Over 15 years	25,304	8,104	33,408

Subtotal	$434,308	$345,643	779,951

Nonaccrual loans			12,194

Total Loans Before Unearned Income			792,145
Unearned income			(1,824)

Total Loans Net of Unearned Income			$790,321

	December 31, 2013
(in thousands)	Fixed	Floating	Total
One year or less	$60,642	$70,602	$131,244
One to five years	229,657	200,420	430,077
Five to 15 years	71,655	26,076	97,731
Over 15 years	8,503	22,695	31,198

Subtotal	$370,457	$319,793	690,250

Nonaccrual loans			14,485

Total Loans Before Unearned Income			704,735
Unearned income			(1,569)

Total Loans Net of Unearned Income			$703,166

Past due financing receivables

The following tables present the age analysis of past due loans at June 30, 2015 and December 31, 2014:

	As of June 30, 2015
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$301	$287	$588	$54,259	$54,847	$—
Farmland	—	165	165	14,832	14,997	—
1-4 Family	2,267	5,627	7,894	119,950	127,844	374
Multifamily	—	4,325	4,325	9,910	14,235	2,987
Non-farm non-residential	3,690	1,182	4,872	305,732	310,604	—

Total Real Estate	6,258	11,586	17,844	504,683	522,527	3,361

Non-Real Estate:
Agricultural	—	721	721	27,218	27,939	—
Commercial and industrial	96	1,777	1,873	218,506	220,379	—
Consumer and other	90	6	96	41,352	41,448	—

Total Non-Real Estate	186	2,504	2,690	287,076	289,766	—

Total Loans Before Unearned Income	$6,444	$14,090	$20,534	$791,759	812,293	$3,361

Unearned income					(1,917)

Total Loans Net of Unearned Income					$810,376

	As of December 31, 2014
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$338	$486	$824	$51,270	$52,094	$—
Farmland	10	153	163	13,376	13,539	—
1-4 Family	2,924	4,418	7,342	110,839	118,181	599
Multifamily	2,990	—	2,990	11,333	14,323	—
Non-farm non-residential	1,509	4,993	6,502	321,898	328,400	—

Total Real Estate	7,771	10,050	17,821	508,716	526,537	599

Non-Real Estate:
Agricultural	—	832	832	25,446	26,278	—
Commercial and industrial	1,241	1,907	3,148	193,191	196,339	—
Consumer and other	105	4	109	42,882	42,991	—

Total Non-Real Estate	1,346	2,743	4,089	261,519	265,608	—

Total Loans Before Unearned Income	$9,117	$12,793	$21,910	$770,235	792,145	$599

Unearned income					(1,824)

Total Loans Net of Unearned Income					$790,321

The following tables present the age analysis of past due loans for the periods indicated:

	As of December 31, 2014
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$338	$486	$824	$51,270	$52,094	$—
Farmland	10	153	163	13,376	13,539	—
1-4 Family	2,924	4,418	7,342	110,839	118,181	599
Multifamily	2,990	—	2,990	11,333	14,323	—
Non-farm non-residential	1,509	4,993	6,502	321,898	328,400	—

Total Real Estate	7,771	10,050	17,821	508,716	526,537	599

Non-Real Estate:
Agricultural	—	832	832	25,446	26,278	—
Commercial and industrial	1,241	1,907	3,148	193,191	196,339	—
Consumer and other	105	4	109	42,882	42,991	—

Total Non-Real Estate	1,346	2,743	4,089	261,519	265,608	—

Total Loans Before Unearned Income	$9,117	$12,793	$21,910	$770,235	792,145	$599

Unearned income					(1,824)

Total Loans Net of Unearned Income					$790,321

	As of December 31, 2013
(in thousands)	30-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Recorded Investment 90 Days Accruing
Real Estate:
Construction & land development	$100	$73	$173	$47,377	$47,550	$—
Farmland	—	130	130	9,696	9,826	—
1-4 Family	3,534	4,662	8,196	95,568	103,764	414
Multifamily	—	—	—	13,771	13,771	—
Non-farm non-residential	154	7,539	7,693	328,378	336,071	—

Total Real Estate	3,788	12,404	16,192	494,790	510,982	414

Non-Real Estate:
Agricultural	—	526	526	21,223	21,749	—
Commercial and industrial	63	1,946	2,009	149,078	151,087	—
Consumer and other	123	23	146	20,771	20,917	—

Total Non-Real Estate	186	2,495	2,681	191,072	193,753	—

Total Loans Before Unearned Income	$3,974	$14,899	$18,873	$685,862	704,735	$414

Unearned income					(1,569)

Total Loans Net of Unearned Income					$703,166

Summary of Nonaccrual Loans by Class

The following is a summary of nonaccrual loans by class at the date indicated:

(in thousands)	As of June 30, 2015	As of December 31, 2014
Real Estate:
Construction & land development	$287	$486
Farmland	165	153
1-4 Family	5,253	3,819
Multifamily	1,338	—
Non-farm non-residential	1,182	4,993

Total Real Estate	8,225	9,451

Non-Real Estate:
Agricultural	721	832
Commercial and industrial	1,777	1,907
Consumer and other	6	4

Total Non-Real Estate	2,504	2,743

Total Nonaccrual Loans	$10,729	$12,194

The following is a summary of nonaccrual loans by class for the periods indicated:

	As of December 31,
(in thousands)	2014	2013
Real Estate:
Construction & land development	$486	$73
Farmland	153	130
1-4 Family	3,819	4,248
Multifamily	—	—
Non-farm non-residential	4,993	7,539

Total Real Estate	9,451	11,990

Non-Real Estate:
Agricultural	832	526
Commercial and industrial	1,907	1,946
Consumer and other	4	23

Total Non-Real Estate	2,743	2,495

Total Nonaccrual Loans	$12,194	$14,485

Credit Exposure of Loan Portfolio by Specific Credit Ratings

The following table identifies the credit exposure of the loan portfolio by specific credit ratings as of the dates indicated:

	As of June 30, 2015
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$49,662	$3,357	$1,828	$—	$54,847
Farmland	14,832	19	146	—	14,997
1-4 Family	114,842	5,625	7,377	—	127,844
Multifamily	4,047	5,863	4,325	—	14,235
Non-farm non-residential	280,770	12,888	16,946	—	310,604

Total Real Estate	464,153	27,752	30,622	—	522,527

Non-Real Estate:
Agricultural	24,866	6	3,067	—	27,939
Commercial and industrial	210,196	8,405	1,778	—	220,379
Consumer and other	41,163	247	38	—	41,448

Total Non-Real Estate	276,225	8,658	4,883	—	289,766

Total Loans Before Unearned Income	$740,378	$36,410	$35,505	$—	812,293

Unearned Income					(1,917)

Total Loans Net of Unearned Income					$810,376

	As of December 31, 2014
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$46,451	$559	$5,084	$—	$52,094
Farmland	13,299	87	153	—	13,539
1-4 Family	103,582	6,113	8,486	—	118,181
Multifamily	3,581	6,414	4,328	—	14,323
Non-farm non-residential	300,319	6,788	21,293	—	328,400

Total Real Estate	467,232	19,961	39,344	—	526,537

Non-Real Estate:
Agricultural	22,789	7	3,482	—	26,278
Commercial and industrial	185,839	8,611	1,889	—	196,339
Consumer and other	42,831	123	37	—	42,991

Total Non-Real Estate	251,459	8,741	5,408	—	265,608

Total Loans Before Unearned Income	$718,691	$28,702	$44,752	$—	792,145

Unearned Income					(1,824)

Total Loans Net of Unearned Income					$790,321

The following table identifies the credit exposure of the loan portfolio by specific credit ratings for the periods indicated:

	As of December 31, 2014
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$46,451	$559	$5,084	$—	$52,094
Farmland	13,384	87	68	—	13,539
1-4 Family	103,628	6,113	8,440	—	118,181
Multifamily	3,581	6,414	4,328	—	14,323
Non-farm non-residential	300,430	6,788	21,182	—	328,400

Total Real Estate	467,474	19,961	39,102	—	526,537

Non-Real Estate:
Agricultural	23,434	7	2,837	—	26,278
Commercial and industrial	185,839	8,611	1,889	—	196,339
Consumer and other	42,831	123	37	—	42,991

Total Non-Real Estate	252,104	8,741	4,763	—	265,608

Total Loans Before Unearned Income	$719,578	$28,702	$43,865	$—	792,145

Unearned Income					(1,824)

Total Loans Net of Unearned Income					$790,321

	As of December 31, 2013
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real Estate:
Construction & land development	$40,286	$1,330	$5,934	$—	$47,550
Farmland	9,631	85	110	—	9,826
1-4 Family	89,623	4,060	10,081	—	103,764
Multifamily	5,884	5,936	1,951	—	13,771
Non-farm non-residential	305,992	9,196	20,883	—	336,071

Total Real Estate	451,416	20,607	38,959	—	510,982

Non-Real Estate:
Agricultural	21,486	11	252	—	21,749
Commercial and industrial	149,930	592	565	—	151,087
Consumer and other	20,720	117	80	—	20,917

Total Non-Real Estate	192,136	720	897	—	193,753

Total Loans Before Unearned Income	$643,552	$21,327	$39,856	$—	704,735

Unearned Income					(1,569)

Total Loans Net of Unearned Income					$703,166

Summary of components of loan portfolio

The following table summarizes the components of the Company’s loan portfolio as of the dates indicated:

	December 31,
	2014		2013
(in thousands except for %)	Balance	As % of Category	Balance	As % of Category
Real Estate:
Construction & land development	$52,094	6.6%	$47,550	6.7%
Farmland	13,539	1.7%	9,826	1.4%
1-4 Family	118,181	14.9%	103,764	14.7%
Multifamily	14,323	1.8%	13,771	2.0%
Non-farm non-residential	328,400	41.5%	336,071	47.7%

Total Real Estate	526,537	66.5%	510,982	72.5%

Non-Real Estate:
Agricultural	26,278	3.3%	21,749	3.1%
Commercial and industrial	196,339	24.8%	151,087	21.4%
Consumer and other	42,991	5.4%	20,917	3.0%

Total Non-Real Estate	265,608	33.5%	193,753	27.5%

Total Loans Before Unearned Income	792,145	100.0%	704,735	100.0%

Unearned income	(1,824)		(1,569)

Total Loans Net of Unearned Income	$790,321		$703,166